Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The table below sets forth the compensation values reported in the Summary Compensation Table for our principal executive officers (“PEOs”), and, on an average basis, our other non-PEO
named executive officers
(“non-PEO NEOs”),
as compared to the “compensation actually paid” (“CAP”), calculated pursuant to applicable SEC rules and the Company’s financial performance for the years ended December 31, 2023, 2022, 2021 and 2020. The table also sets forth our total shareholder return (“TSR”), the TSR of our Incentive Peer Group over the same period, our net income and our financial performance measure for annual incentive cash compensation plan (“AICP”) awards, AICP Adjusted EBITDA.

Year	Summary Compensation Table Total for First PEO (1)	Summary Compensation Table Total for Second PEO (1)	Compensation Actually Paid to First PEO (5)	Compensation Actually Paid to Second PEO (5)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (5)	Value of Initial Fixed $100 Investment Based On (2) :		Net Income (Loss) ‘000	Adjusted AIP EBITDA (4) ‘000
							TSR	Peer Group TSR (3)
2023	$24,222,167	$15,527,818	$2,226,390,	$18,708,991	$2,983,412	$3,222,651	$123	$188	$1,589,666	$3,328,085
2022	$13,801,052	$—	$18,874,937	$—	$4,070,992	$2,945,488	$111	$154	$2,922,668	$4,749,520
2021	$11,473,664	$—	$13,340,515	$—	$3,330,663	$4,065,737	$69	$88	$558,324	$1,023,192
2020	$7,646,095	$—	$6,397,644	$—	$3,452,842	$2,692,446	$54	$65	$(601,448)	$495,242

(1)
The sole PEO for reporting years 2022, 2021 and 2020 is Michael C. Jennings. The PEOs for 2023 are Michael C. Jennings, who served as our Chief Executive Officer for a portion of 2023 and is referred to as the “First PEO” above, and Timothy Go who was promoted to the position of Chief Executive Officer and President, effective May 9, 2023, and is referred to as the “Second PEO” above.
The non-PEO NEOs
are as follows:

(a)	2023: Atanas H. Atanasov, Vaishali S. Bhatia, Valerie Pompa and Steven C. Ledbetter.

(b)	2022: Atanas H. Atanasov, Timothy Go, Vaishali S. Bhatia, Richard L. Voliva III (former Executive Vice President and Chief Financial Officer) and Thomas G. Creery (former President, Renewables).

(c)	2021: Richard L. Voliva III, Timothy Go, Thomas G. Creery, and Vaishali S. Bhatia.

(d)	2020: Richard L. Voliva III, Timothy Go, Thomas G. Creery, and Bruce A. Lerner.

(2)	Cumulative TSR is measured as of a base period of December 31, 2019 and determined based on the value of an initial fixed investment of $100.

(3)	The peer group used for relative TSR is the Incentive Peer Group, which is the same peer group the Company uses for its Item 201(e) of Regulation S-K.

(4)
The Company-selected measure is AICP Adjusted EBITDA, which is a performance measure used in the calculation of our annual cash incentive awards. Calculation of AICP Adjusted EBITDA differs from the calculation of EBITDA as reported in our financial statements. See Appendix A for the specific adjustments and the reconciliation of AICP Adjusted EBITDA to net income, the most directly comparable GAAP financial measure, for the periods presented.

The time period for the AICP Adjusted EBITDA disclosed in the table above differs from the actual AICP Adjusted
EBITDA
used in the calculation of the 2023, 2022, 2021 and 2020 annual incentive awards because the AICP Adjusted EBITDA disclosed in the table is calculated based on the fiscal year ended December 31, 2023, 2022, 2021 and 2020 to align with the period of the other compensation and financial measures reported in the table.
The
AICP Adjusted EBITDA actually used in the calculation of the annual incentive awards our NEOs received is based on the actual annual incentive award performance period, which commences on October 1 of the previous year and runs through September 30 of the current year. Therefore, the AICP Adjusted EBITDA disclosed in the table is not the actual AICP Adjusted EBITDA that was used in the calculation of the annual incentive awards the NEOs received for the periods presented. See “—2023
Executive Compensation Decisions
” for further discussion of the Company’s annual incentive cash compensation program and the 2023 performance period AICP Adjusted EBITDA used in the calculation of the 2023 annual incentive cash awards and see the similar discussions of previous year annual incentive cash compensation programs within the Company’s 2023, 2022 and 2021 proxy statements with respect to the AICP Adjusted EBITDA values used in the calculation of the 2022, 2021 and 2020 annual incentive cash awards, respectively.

(5)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that
were made to determine CAP. We note that while the adjustments shown below for the First PEO with respect to the 2022 year were correct in last year’s proxy statement filing, there was a summation error when transferring that total amount to the main table above, which has now been corrected to accurately reflect the individual adjustments from 2022. We do not sponsor or maintain any defined benefit pension plans and therefore, no deduction was made related to pension value for any year.

Year	Executives	SCT Total	Deduct SCT Stock	Add Year- End Fair Value of Unvested Awards Granted in Year	Add/(Less) Change in Fair Value of Unvested Awards Granted in Prior Years	Add Fair Value of Awards Granted and Vested in Year	Add/(Less) Change in Fair Value of Vested Awards Granted in Prior Years	Less Fair Value of Prior Year Awards that Failed To Vest in Year	Add Dividends Not Included in SCT	Compensation Actually Paid
2023	First PEO (1)	$24,222,167	$(20,838,893)	$8,038,145	$—	$11,144,156	$—	$(21,168,698)	$829,513	$2,226,390
	Second PEO (2)	$15,527,818	$(12,336,306)	$13,495,689	$(766,595)	$862,702	$1,411,791	$—	$513,891	$18,708,991
2022	PEO (1)	$13,801,052	$(9,180,707)	$7,070,235	$1,665,802	$—	$4,914,851	$—	$603,703	$18,874,937
2021	PEO (1)	$11,473,664	$(7,357,061)	$7,645,683	$1,120,380	$—	$351,859	$—	$105,990	$13,340,515
2020	PEO (1)	$7,646,095	$(4,646,371)	$5,904,093	$(2,234,562)	$—	($503,911)	$—	$232,300	$6,397,644
2023	NEO	$2,983,412	$(1,718,155)	$1,841,826	$(229,844)	$37,440	$222,210	$—	$85,762	$3,222,651
2022	NEO	$4,070,992	$(2,293,733)	$1,207,123	$261,265	$767,495	$308,730	$(1,484,862)	$108,477	$2,945,488
2021	NEO	$3,330,663	$(1,692,456)	$1,730,914	$364,473	$—	$278,571	$—	$53,572	$4,065,737
2020	NEO	$3,452,842	$(2,167,648)	$2,466,908	$(476,265)	$—	$(666,497)	$—	$83,107	$2,692,446

(1)	Represents PEO compensation for Mr. Jennings.
(2)	Represents PEO compensation for Mr. Go.

Company Selected Measure Name	AICP Adjusted EBITDA
Named Executive Officers, Footnote
(a)	2023: Atanas H. Atanasov, Vaishali S. Bhatia, Valerie Pompa and Steven C. Ledbetter.

(b)	2022: Atanas H. Atanasov, Timothy Go, Vaishali S. Bhatia, Richard L. Voliva III (former Executive Vice President and Chief Financial Officer) and Thomas G. Creery (former President, Renewables).

(c)	2021: Richard L. Voliva III, Timothy Go, Thomas G. Creery, and Vaishali S. Bhatia.

(d)	2020: Richard L. Voliva III, Timothy Go, Thomas G. Creery, and Bruce A. Lerner.

Peer Group Issuers, Footnote	The peer group used for relative TSR is the Incentive Peer Group, which is the same peer group the Company uses for its Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote
(5)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that
were made to determine CAP. We note that while the adjustments shown below for the First PEO with respect to the 2022 year were correct in last year’s proxy statement filing, there was a summation error when transferring that total amount to the main table above, which has now been corrected to accurately reflect the individual adjustments from 2022. We do not sponsor or maintain any defined benefit pension plans and therefore, no deduction was made related to pension value for any year.

Year	Executives	SCT Total	Deduct SCT Stock	Add Year- End Fair Value of Unvested Awards Granted in Year	Add/(Less) Change in Fair Value of Unvested Awards Granted in Prior Years	Add Fair Value of Awards Granted and Vested in Year	Add/(Less) Change in Fair Value of Vested Awards Granted in Prior Years	Less Fair Value of Prior Year Awards that Failed To Vest in Year	Add Dividends Not Included in SCT	Compensation Actually Paid
2023	First PEO (1)	$24,222,167	$(20,838,893)	$8,038,145	$—	$11,144,156	$—	$(21,168,698)	$829,513	$2,226,390
	Second PEO (2)	$15,527,818	$(12,336,306)	$13,495,689	$(766,595)	$862,702	$1,411,791	$—	$513,891	$18,708,991
2022	PEO (1)	$13,801,052	$(9,180,707)	$7,070,235	$1,665,802	$—	$4,914,851	$—	$603,703	$18,874,937
2021	PEO (1)	$11,473,664	$(7,357,061)	$7,645,683	$1,120,380	$—	$351,859	$—	$105,990	$13,340,515
2020	PEO (1)	$7,646,095	$(4,646,371)	$5,904,093	$(2,234,562)	$—	($503,911)	$—	$232,300	$6,397,644
2023	NEO	$2,983,412	$(1,718,155)	$1,841,826	$(229,844)	$37,440	$222,210	$—	$85,762	$3,222,651
2022	NEO	$4,070,992	$(2,293,733)	$1,207,123	$261,265	$767,495	$308,730	$(1,484,862)	$108,477	$2,945,488
2021	NEO	$3,330,663	$(1,692,456)	$1,730,914	$364,473	$—	$278,571	$—	$53,572	$4,065,737
2020	NEO	$3,452,842	$(2,167,648)	$2,466,908	$(476,265)	$—	$(666,497)	$—	$83,107	$2,692,446

(1)	Represents PEO compensation for Mr. Jennings.
(2)	Represents PEO compensation for Mr. Go.

Non-PEO NEO Average Total Compensation Amount	$ 2,983,412	$ 4,070,992	$ 3,330,663	$ 3,452,842
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,222,651	2,945,488	4,065,737	2,692,446
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that
were made to determine CAP. We note that while the adjustments shown below for the First PEO with respect to the 2022 year were correct in last year’s proxy statement filing, there was a summation error when transferring that total amount to the main table above, which has now been corrected to accurately reflect the individual adjustments from 2022. We do not sponsor or maintain any defined benefit pension plans and therefore, no deduction was made related to pension value for any year.

Year	Executives	SCT Total	Deduct SCT Stock	Add Year- End Fair Value of Unvested Awards Granted in Year	Add/(Less) Change in Fair Value of Unvested Awards Granted in Prior Years	Add Fair Value of Awards Granted and Vested in Year	Add/(Less) Change in Fair Value of Vested Awards Granted in Prior Years	Less Fair Value of Prior Year Awards that Failed To Vest in Year	Add Dividends Not Included in SCT	Compensation Actually Paid
2023	First PEO (1)	$24,222,167	$(20,838,893)	$8,038,145	$—	$11,144,156	$—	$(21,168,698)	$829,513	$2,226,390
	Second PEO (2)	$15,527,818	$(12,336,306)	$13,495,689	$(766,595)	$862,702	$1,411,791	$—	$513,891	$18,708,991
2022	PEO (1)	$13,801,052	$(9,180,707)	$7,070,235	$1,665,802	$—	$4,914,851	$—	$603,703	$18,874,937
2021	PEO (1)	$11,473,664	$(7,357,061)	$7,645,683	$1,120,380	$—	$351,859	$—	$105,990	$13,340,515
2020	PEO (1)	$7,646,095	$(4,646,371)	$5,904,093	$(2,234,562)	$—	($503,911)	$—	$232,300	$6,397,644
2023	NEO	$2,983,412	$(1,718,155)	$1,841,826	$(229,844)	$37,440	$222,210	$—	$85,762	$3,222,651
2022	NEO	$4,070,992	$(2,293,733)	$1,207,123	$261,265	$767,495	$308,730	$(1,484,862)	$108,477	$2,945,488
2021	NEO	$3,330,663	$(1,692,456)	$1,730,914	$364,473	$—	$278,571	$—	$53,572	$4,065,737
2020	NEO	$3,452,842	$(2,167,648)	$2,466,908	$(476,265)	$—	$(666,497)	$—	$83,107	$2,692,446

(1)	Represents PEO compensation for Mr. Jennings.
(2)	Represents PEO compensation for Mr. Go.

Compensation Actually Paid vs. Total Shareholder Return
CAP vs. Company TSR and Peer Group TSR
The following graph compares the CAP paid to our PEO(s), the average of the CAP paid to our non-PEO
NEOs, and the absolute TSR performance of our common stock with the TSR performance of the Incentive Peer Group.

Compensation Actually Paid vs. Net Income	CAP vs. Net Income The following graph compares the CAP paid to our PEO(s) and the average of the CAP paid to our non-PEO NEOs with net income.
Compensation Actually Paid vs. Company Selected Measure	CAP vs. AICP Adjusted EBITDA The following graph compares the CAP paid to our PEO(s) and the average of the CAP paid to our non-PEO NEOs with AICP Adjusted EBITDA.
Total Shareholder Return Vs Peer Group
CAP vs. Company TSR and Peer Group TSR
The following graph compares the CAP paid to our PEO(s), the average of the CAP paid to our non-PEO
NEOs, and the absolute TSR performance of our common stock with the TSR performance of the Incentive Peer Group.

Tabular List, Table
Disclosure of Most Important Performance Measures for Fiscal Year 2023
The table below sets forth the most important financial and
non-financial
performance measures used to link CAP to our NEOs to Company performance. For more detail regarding the financial and non-financial
performance measures, please see the discussion above in “
Compensation and Discussion Analysis
.”

Most Important Performance Measures
TSR
AICP Adjusted EBITDA
Available Free Cash Flow
Return on Capital Employed (ROCE)
Environmental, Social and Governance
Reliability

Total Shareholder Return Amount	$ 123	111	69	54
Peer Group Total Shareholder Return Amount	188	154	88	65
Net Income (Loss)	$ 1,589,666,000	$ 2,922,668,000	$ 558,324,000	$ (601,448,000)
Company Selected Measure Amount	3,328,085,000	4,749,520,000	1,023,192,000	495,242,000
Measure:: 1
Pay vs Performance Disclosure
Name	TSR
Measure:: 2
Pay vs Performance Disclosure
Name	AICP Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Available Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Capital Employed (ROCE)
Measure:: 5
Pay vs Performance Disclosure
Name	Environmental, Social and Governance
Measure:: 6
Pay vs Performance Disclosure
Name	Reliability
Michael C. Jennings [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 24,222,167	$ 13,801,052	$ 11,473,664	$ 7,646,095
PEO Actually Paid Compensation Amount	$ 2,226,390	18,874,937	13,340,515	6,397,644
PEO Name	Michael C. Jennings
Timothy Go [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 15,527,818
PEO Actually Paid Compensation Amount	$ 18,708,991
PEO Name	Timothy Go
PEO | Michael C. Jennings [Member] | Deduct SCT Stock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (20,838,893)	(9,180,707)	(7,357,061)	(4,646,371)
PEO | Michael C. Jennings [Member] | YearEnd Fair Value of Unvested Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,038,145	7,070,235	7,645,683	5,904,093
PEO | Michael C. Jennings [Member] | Change in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,665,802	1,120,380	(2,234,562)
PEO | Michael C. Jennings [Member] | Fair Value of Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,144,156
PEO | Michael C. Jennings [Member] | Change in Fair Value of Vested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,914,851	351,859	(503,911)
PEO | Michael C. Jennings [Member] | Fair Value of Prior Year Awards that Failed To Vest in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,168,698)
PEO | Michael C. Jennings [Member] | Dividends Not Included in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	829,513	603,703	105,990	232,300
PEO | Timothy Go [Member] | Deduct SCT Stock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,336,306)
PEO | Timothy Go [Member] | YearEnd Fair Value of Unvested Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,495,689
PEO | Timothy Go [Member] | Change in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(766,595)
PEO | Timothy Go [Member] | Fair Value of Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	862,702
PEO | Timothy Go [Member] | Change in Fair Value of Vested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,411,791
PEO | Timothy Go [Member] | Dividends Not Included in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	513,891
Non-PEO NEO | Deduct SCT Stock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,718,155)	(2,293,733)	(1,692,456)	(2,167,648)
Non-PEO NEO | YearEnd Fair Value of Unvested Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,841,826	1,207,123	1,730,914	2,466,908
Non-PEO NEO | Change in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(229,844)	261,265	364,473	(476,265)
Non-PEO NEO | Fair Value of Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,440	767,495
Non-PEO NEO | Change in Fair Value of Vested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	222,210	308,730	278,571	(666,497)
Non-PEO NEO | Fair Value of Prior Year Awards that Failed To Vest in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,484,862)
Non-PEO NEO | Dividends Not Included in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 85,762	$ 108,477	$ 53,572	$ 83,107